SUBSEQUENT EVENTS (Details)					9 Months Ended
	Mar. 01, 2017 USD ($)	Jan. 24, 2017 USD ($)	Sep. 15, 2016 USD ($) km² m	Aug. 19, 2016 USD ($) km² item m	Mar. 31, 2017 USD ($)	Aug. 15, 2016	Jun. 30, 2016	Dec. 31, 2012	Dec. 30, 2012	Mar. 25, 2010 mi²	Mar. 25, 2010 km²
Tullow and Dana | Settlement Agreement
SUBSEQUENT EVENTS
Ownership interest (as a percent)						100.00%
Guinea concession
SUBSEQUENT EVENTS
Ownership interest (as a percent)			100.00%				37.00%	37.00%	77.00%
Extension period for second exploration (in years)			1 year
Number of exploratory well in extension period | item				1
Depth below seabed required to be drilled of an exploration well (in meters) | m			2,500	2,500
Amount receivable, if extension well not drilled				$ 46,000,000
Contract area retained (in square kilometers/square miles)			5,000	5,000						9,650	25,000
Notice period for termination (in days)				30 days
Mutually acceptable security	$ 5,000,000	$ 5,000,000			$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures				$ 165,000,000
Agreed amount in training budget			$ 250,000	250,000
Estimated amount of unused portion of training program				$ 400,000	$ 400,000
Guinea concession | Settlement Agreement
SUBSEQUENT EVENTS
Estimated amount to limit cost recovery to share of expenditures			$ 165,000,000
Subsequent event | Tullow and Dana | Settlement Agreement
SUBSEQUENT EVENTS
Ownership interest (as a percent)						100.00%
Subsequent event | Guinea concession
SUBSEQUENT EVENTS
Ownership interest (as a percent)				100.00%
Extension period for second exploration (in years)				1 year
Number of exploratory well in extension period | item				1
Depth below seabed required to be drilled of an exploration well (in meters) | m				2,500
Amount receivable, if extension well not drilled				$ 46,000,000
Contract area retained (in square kilometers/square miles) | km²				5,000
Notice period for termination (in days)				30 days
Mutually acceptable security				$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures				150,000,000
Agreed amount in training budget				250,000
Estimated amount of unused portion of training program				$ 500,000